Class K [Member] Investment Strategy - Class K - BlackRock LifePath ESG Index 2070 Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
LifePath ESG Index 2070 Fund allocates and reallocates its assets among a combination of equity and bond index funds, including those that seek to maximize exposure to companies with higher environmental, social and governance (“ESG”) ratings as measured by MSCI, Inc., and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.
The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the Fund intends to invest primarily in affiliated open‑end index funds and affiliated exchange-traded funds (“ETFs”).
A majority of the Fund’s assets will be invested in Underlying Funds that seek to track an index composed of companies that have positive ESG characteristics, as determined by the index provider, while exhibiting risk and return characteristics similar to its parent index (“Underlying iShares ESG Funds”). The index provider constructs the underlying indexes that the Underlying iShares ESG Funds seek to track by first screening out companies involved in certain businesses, such as tobacco, controversial weapons and firearms, and then rating companies based on relative exposure to sector-specific key issues across environmental, social and governance factors to optimize positive ESG exposure within each sector, while maintaining target tracking error to the parent index. While the index provider considers environmental, social and governance factors, companies included in the underlying index may exhibit positive characteristics in only one or two of these categories. The Fund, indirectly through its investments in certain Underlying Funds (other than the Underlying iShares ESG Funds), may have exposure to investments that generally would be screened out based on certain ESG standards. With respect to the selection of the Underlying iShares ESG Funds, BFA considers the risk and return characteristics of such funds against other funds that seek to track an index of securities within the same asset class, including other ESG‑oriented indexes.
Under normal circumstances, the Fund will invest, indirectly through investments in the Underlying Funds, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath ESG Index 2070 Fund Custom Benchmark. The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2070. Each Underlying Fund seeks to track the investment results of a particular index, which comprises a portion of the LifePath ESG Index 2070 Fund Custom Benchmark. The Fund seeks to allocate assets to each Underlying Fund to obtain exposure that approximates the weighting of the corresponding index within the LifePath ESG Index 2070 Fund Custom Benchmark. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Under normal circumstances, the asset allocation will change over time according to a predetermined “glidepath” as the Fund approaches its target date. The glidepath represents the shifting of asset classes over time. The glidepath allocations become more conservative as time elapses and reaches its most conservative allocation at retirement.
LifePath ESG Index 2070 Fund is one of a group of funds referred to as the “LifePath ESG Index Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glidepath — the target allocation among asset classes as the LifePath ESG Index Funds approach their target dates:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the portfolio managers and the lifecycle investment team. The investment team meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glidepath are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glidepath and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as index construction methodology, fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Details About the Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed income or money market funds and a brief description of their investment objectives and primary investment strategies, including ESG criteria applicable to the Underlying iShares ESG Funds.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including large cap, mid cap and small cap), region (including domestic and international (including emerging markets)) or other factors, including ESG characteristics. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality, geographic location (including U.S. and foreign-issued securities), or other factors, including ESG characteristics. The Fund does not invest in Underlying Funds that principally invest in non‑investment grade bonds (commonly called “high yield” or “junk” bonds). The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.